Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) (10K)	12 Months Ended
Dec. 31, 2016
Machinery and Equipment [Member]
Estimated useful Lives of property and equipment	5 years
Computer Equipment [Member]
Estimated useful Lives of property and equipment	3 years
Furniture and Fixtures [Member]
Estimated useful Lives of property and equipment	7 years